Related parties - Outstanding balances with related parties (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Supplier and contractors		$ 171	$ 91
Liabilities Financial instruments and other liabilities		528	705
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Accounts receivable		211	109
Dividends receivable and other assets		272	104
Cash and cash equivalents		365	1,825
Companhia Siderurgica Do Pecem [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		91	74
Dividends receivable and other assets		17	39
Companhia De Pelotizacao [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets	[1]	25	37
Mrs Logistica S.a. [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets		25	19
Supplier and contractors		57	41
Other Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		4	1
Dividends receivable and other assets		50	1
Supplier and contractors		31	16
Joint ventures where entity is venturer [member]
IfrsStatementLineItems [Line Items]
Accounts receivable		95	75
Dividends receivable and other assets		117	96
Supplier and contractors		151	70
Liabilities Financial instruments and other liabilities		400	393
Vli S.a. [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		14	16
Supplier and contractors		5	6
Liabilities Financial instruments and other liabilities		53	47
Other Associates [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable			2
Dividends receivable and other assets			3
Supplier and contractors		3	3
Associates [member]
IfrsStatementLineItems [Line Items]
Accounts receivable		14	18
Dividends receivable and other assets		1	3
Supplier and contractors		8	9
Liabilities Financial instruments and other liabilities		53	47
Bradesco [Member]
IfrsStatementLineItems [Line Items]
Dividends receivable and other assets		154	5
Cash and cash equivalents		335	1,746
Liabilities Financial instruments and other liabilities		75	265
Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		30	79
Mitsui Co. Ltd [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		89	4
Major Stockholders [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		89
Dividends receivable and other assets		154	5
Cash and cash equivalents		365	1,825
Supplier and contractors		1	2
Liabilities Financial instruments and other liabilities		75	265
Pension Plan [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable		13	12
Supplier and contractors		11	10
Pelletizing Companies [Member]
IfrsStatementLineItems [Line Items]
Supplier and contractors		63	13
Liabilities Financial instruments and other liabilities		$ 400	$ 393

[1]	Aggregated entities: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização and Companhia Nipo-Brasileira de Pelotização.